RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended				4 Months Ended	12 Months Ended
	Apr. 23, 2013 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2012 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Aggregate net amounts of lease expenses							$ 411	$ 417	$ 410
Loan proceeds from related party				$ 750	₪ 2,900
Increased in average Israeli Consumer Price Index									1.80%
Financial expenses							$ (433)	$ (332)	$ (291)
Subsequent event [Member]
Related Party Transaction [Line Items]
Initial payment received under sales agreement		$ 18,000
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Financial expenses									27
Principal shareholder [Member]
Related Party Transaction [Line Items]
Joint Ownership Percentage of Principal Shareholders Which Are Principal Shareholder of Affiliates						34.00%	34.00%
Aggregate purchase price	$ 3,459
Director [Member]
Related Party Transaction [Line Items]
Aggregate purchase price			$ 1,100
President and Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Aggregate purchase price			$ 50
Consultant [Member]
Related Party Transaction [Line Items]
Related party expense							$ 24	$ 39	$ 43
Chairwoman [Member]
Related Party Transaction [Line Items]
Salary expenses						$ 30